11. COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
11. COMMITMENT AND CONTINGENCIES

NOTE 11: COMMITMENTS AND CONTINGENCIES

Commitments

In August 2014, the Company entered into a one year office lease agreement, with a commencement date on June 1, 2014 and expiring date on May 31, 2015. After May 31, 2015, the office space was being occupied on a month to month basis up to May 31, 2016. The monthly rent was $477 (including tax) per month. Total rent expense in relation to the aforementioned office space occupation for the years ended December 31, 2016 and 2015 was $2,385 and $4,770, respectively and is included in continuing operations. During the period from September 2016 until June 2017, the Company maintained offices in Athens, Greece, subject to a monthly renewal basis and paid Euro 1,400 per month. Since July 2017, the shipmanagement company of the Vessel provides office accommodation to the Company on a cost free basis.

On August 26, 2014, the Company entered into an employment agreement with Osnah Bloom, the Company’s former Chief Executive Officer and former principal shareholder. The agreement was for a period of two years unless renewed or extended by both parties. The agreement provided for an annual base salary of $80,000. Osnah Bloom was also eligible for a bonus payment based on the gross revenue achieved by the Company at the end of each twelve-month period following commencement of this agreement. The bonuses ranged from $40,000 to $100,000 for gross revenues ranging from $3,750,000 to $7,500,000 and over $7,500,000. As of December 31, 2015, the Company did not reach the targeted gross revenues. Therefore, Osnah Bloom did not receive any bonuses in 2015. This employment agreement was subsequently terminated and replaced by a consulting agreement effective January 1, 2016, which was voluntarily terminated on April 30, 2016. The monthly consulting fee was $6,250. On January 1, 2016, and as part of this consulting agreement, the Company issued 5,255 shares of Common Stock to the former CEO with a fair value of $44,667.

On August 22, 2016, the Company entered into an executive employment agreement with Mr. Antonios Bertsos, the Company’s Chief Executive Officer, Chief Financial Officer and member of Board of Directors. Upon the occurrence of a change of control as defined in the executive employment agreement with Mr. Antonios Bertsos, the Company shall pay to Mr. Antonios Bertsos a lump sum cash amount equal to twenty times the sum of his then-current base salary and pro rata portion of any annual bonus, if any, in U.S. dollars, within 30 days following the effectiveness of the termination. Mr. Antonios Bertsos’ current base salary is $1,500,000 (refer to Note 12).

During 2016, the Company engaged two unaffiliated third party companies, to provide to its Vessel certain ship management services. The first ship management company was Marine Spirit (Management) S.A. (the “Marine Spirit”), an affiliated company of Nikiforos Shipping S.A., the Lessor under the Bareboat Charter agreement signed on January 28, 2016 (refer to Note 5). Total management fees to Marine Spirit from February 13, 2016 (the date of the delivery of the Vessel) up to December 7, 2016 (the date of the acquisition of the Vessel), were $144,773 and are included in management fees in the accompanying consolidated statements of operations. In addition, upon acquisition of the Vessel the company signed a ship management agreement with another unaffiliated company, Antares Shipmanagement S.A., which was terminated on August 29, 2017. The agreed annual management fee with Antares Shipmanagement S.A. was $182,500 ($500 per day).

On August 29, 2017, the Company, through its subsidiary, Poseidon Navigation Corp., signed a ship management agreement with an affiliated company, Mim Maritime Inc. (the “Manager”), for an agreed annual management fee of $182,500. The Company’s controlling shareholder also controls the Manager. Management fees to Manager in 2017 amounted to $62,500, which are presented under management fees in the consolidated statements of operations (refer to Note 8).

In December 2017, the Company entered into a contract to acquire a 45,950 dwt, 1996 built, drybulk vessel. Pursuant to the contract, the Company will provide a down payment of $500,000 together with the issuance of 10,000,000 shares of Common Stock, subject to restriction for four years, at a price of $0.05 per share prior to delivery of the vessel and $2,191 per day for five years commencing on the date of delivery of the said vessel. At the conclusion of the five years, the vessel will be fully owned by the Company without any further payment. The vessel has not yet been delivered to the Company. On March 7, 2018, the cancellation date for delivery was extended from April 4, 2018, to July 30, 2018.

Contingencies

In November 2014, the Company had a dispute with a former officer and shareholder. In March 2015, the Company entered into a settlement agreement with the former officer and shareholder. Under the terms of the agreement, the Company agreed to pay $19,250 and forgive the $5,000 note receivable paid to the former officer and shareholder. The former officer and shareholder agreed to relinquish his interest in the Company, including 4,260 shares of the Company’s Common Stock. As of December 31, 2015, the Company paid $19,250 to the former officer and shareholder and the shares of Common Stock ownership returned to the Company.

In December 2017, the Company was involved in an unlawful arrest of its Vessel in India by Zatrix Limited (“Zatrix”), an entity controlled by a 26% shareholder of the former owner of its Vessel, Nikiforos Shipping S.A. (the “Former Owner”). Zatrix alleged it previously made a shareholder’s loan to the Former Owner, and that such loan is attached to the Vessel after the sale. However, Zatrix previously consented to the sale of the Vessel free and clear of debts, liens or legal claims as per the terms of the sale agreement. In December 2017, the Company paid $538,572 as a guaranty to lift the arrest of the Vessel. The case was heard by the Indian courts in April 9, 2018, where it was ordered by the court the release of the security back to the Company. However, as of the date of this report, the suit still remains open and the Company will appeal for the case to be fully closed. No other provision for a receivable amount has been recognized yet, except the guarantee amount of $538,572 which is included in other receivables in the consolidated balance sheets. The amount paid as guarantee of $538,572, was provided to the Company from Mim Maritime Inc. and is included in due to related parties in the consolidated balance sheets (refer to Note 8).

The Company is currently not aware of any other such legal proceedings or claims that believes they will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results except for the items described above. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business.